Income Taxes - Reconciliation of the Company's Effective Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Loss before taxes on income, as reported in the consolidated statements of operations	$ 20,461	$ 9,781	$ 12,299
Statutory tax rate	12.00%	12.00%	24.00%
Theoretical tax benefit	$ 2,455	$ 1,174	$ 2,952
Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(2,455)	(1,174)	(2,952)
Tax withheld from upfront payment from Samil	0	75	0
Actual tax expense	$ 0	$ 75	$ 0